Warrants - Schedule of Warrant Activities (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule of Warrant Activities [Line Items]
Number of warrants, Outstanding | shares	5,465,249
Weighted Average Exercise Price, Outstanding | $ / shares	$ 17.12
Number of warrants, Granted | shares	5,610,625
Weighted Average Exercise Price, Granted | $ / shares	$ 0.02
Number of warrants, Exercised | shares	(6,315,177)
Weighted Average Exercise Price, Exercised | $ / shares	$ 2.74
Number of warrants, Outstanding | shares	4,760,697
Weighted Average Exercise Price, Outstanding | $ / shares	$ 17.12